Income Taxes - (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	The following table summarizes the Company's effective tax rate:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Effective income tax rate	9.7%	14.5%	9.2%	11.3%